Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES:
Net loss attributable to AgeX	$ (9,437,000)	$ 1,658,000	$ 5,269,854	$ (2,682,108)
Adjustments to reconcile net loss attributable to AgeX to net cash used in operating activities:
Depreciation and amortization	25,000	13,000		61,272
Amortization of intangible assets	2,000
Amortization of debt issuance costs	22,000
Loss on disposal of property and equipment				3,083
Stock-based compensation	53,000	2,000		7,110
Loss on equity securities, net				7,585
Reinvested interest and dividend income				(1,757)
Change in fair value of warrants		(172,000)	(1,076,766)	124,118
Non-cash lease expense				150,012
Fair value inception adjustment on convertible promissory note		(2,240,000)	(2,240,000)	179,000
Change in fair value of convertible promissory notes	7,017,000	(294,000)		88,000
Changes in operating assets and liabilities:
Interest on convertible note receivable	163,000	86,000
Accounts payable and accrued liabilities	644,000	235,000
Other current liabilities	3,000
Accounts receivable				1,109
Prepaid expenses and other current assets	(57,000)	1,000		1,507
Accounts payable				(2,131)
Credit card payable				1,213
Accrued interest
Payroll liabilities				(2,973)
Operating lease liabilities	(55,000)	(44,000)		(164,164)
Contract liabilities				153,500
Net cash used in operating activities	(1,577,000)	(709,000)	(2,477,037)	(2,075,624)
INVESTING ACTIVITIES:
Proceeds from the sale of investments				990,619
Purchase of equipment	(14,000)			(9,682)
Net cash used in investing activities	(14,000)			980,937
FINANCING ACTIVITIES:
Proceeds from the issuance of convertible promissory notes		10,100,000		5,000,000
Repayment of convertible promissory note				(3,650,000)
Proceeds from common stock issued				4,422
Proceeds from the exercise of stock options	4,000
Principal repayments on finance lease liabilities	(13,000)	(11,000)		(42,352)
Draw down on loan facilities from Juvenescence	2,400,000
Net cash provided by financing activities	2,728,000	10,089,000		1,312,070
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	1,137,000	9,380,000		217,383
CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
At beginning of the year	7,619,000	532,229	532,229	314,846
At end of the year	8,756,000	9,912,000	7,619,000	532,229
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES:
Cash paid during the year for interest	1,000			15,878
Right of use asset acquired in exchange for finance lease liabilities		497,000
Acquisition of right of use assets in exchange for operating lease liabilities			754,960
Conversion of convertible promissory notes and warrants issued
Issuance of common stock upon vesting of restricted stock units (Note 8)	36,404,000
Non-cash lease expense	45,000	46,000
Cash and restricted cash acquired in connection with the Merger	337,000
Issuance of common stock upon conversion of AgeX-Serina Note	10,721,000
Merger and issuance of common stock upon consummation of Merger on March 26, 2024	961,000
Agex Therapeutics Inc [Member]
OPERATING ACTIVITIES:
Net loss attributable to AgeX			(14,803,000)	(10,462,000)
Net loss attributable to noncontrolling interest			(8,000)	(60,000)
Adjustments to reconcile net loss attributable to AgeX to net cash used in operating activities:
Amortization of intangible assets			131,000	132,000
Amortization of debt issuance costs			5,285,000	3,137,000
Stock-based compensation			648,000	760,000
Gain on disposition of fixed assets			(73,000)
Write off of prepaid shelf registration statement related expenses			360,000
Change in fair value of warrants			35,000	225,000
Changes in operating assets and liabilities:
Accounts and grants receivable			(53,000)	21,000
Interest on convertible note receivable			(554,000)
Accounts payable and accrued liabilities			1,150,000	144,000
Related party payables			69,000	255,000
Insurance premium liability			(1,075,000)	(983,000)
Other current liabilities			(4,000)	(4,000)
Prepaid expenses and other current assets			1,092,000	896,000
Net cash used in operating activities			(7,800,000)	(5,939,000)
INVESTING ACTIVITIES:
Cash advanced on convertible note receivable			(10,000,000)
Net cash used in investing activities			(10,000,000)
FINANCING ACTIVITIES:
Draw down on loan facilities from Juvenescence			17,500,000	6,000,000
Net cash provided by financing activities			17,500,000	6,000,000
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH			(300,000)	61,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
At beginning of the year	395,000	695,000	695,000	634,000
At end of the year			395,000	695,000
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES:
Cash paid during the year for interest			27,000	14,000
Issuance of preferred stock in exchange for debt			36,000,000
Issuance of common stock upon vesting of restricted stock units (Note 8)			2,000	8,000
Issuance of warrants for debt issuance under the 2020 Loan Agreement				178,000
Fair value of liability classified warrants at debt inception date (Note 6)			663,000	4,148,000
Debt refinanced with new debt (Note 5)				7,160,000
Revision of Prior Period, Adjustment [Member]
OPERATING ACTIVITIES:
Net loss attributable to AgeX	(9,437,000)		5,269,854
Adjustments to reconcile net loss attributable to AgeX to net cash used in operating activities:
Depreciation and amortization			88,747
Loss on disposal of property and equipment			839
Stock-based compensation			24,325
Loss on equity securities, net
Reinvested interest and dividend income
Change in fair value of warrants			(1,076,766)
Non-cash lease expense			173,624
Fair value inception adjustment on convertible promissory note			(2,240,000)
Change in fair value of convertible promissory notes			(5,355,661)
Changes in operating assets and liabilities:
Accounts receivable
Prepaid expenses and other current assets			16,346
Accounts payable			392,222
Credit card payable			6,415
Accrued interest			558,082
Payroll liabilities			6,213
Operating lease liabilities			(187,777)
Contract liabilities			(153,500)
Net cash used in operating activities			(2,477,037)
INVESTING ACTIVITIES:
Proceeds from the sale of investments
Purchase of equipment			(504,015)
Net cash used in investing activities			(504,015)
FINANCING ACTIVITIES:
Proceeds from the issuance of convertible promissory notes			10,100,000
Repayment of convertible promissory note
Proceeds from common stock issued
Proceeds from the exercise of stock options			14,936
Principal repayments on finance lease liabilities			(47,708)
Net cash provided by financing activities			10,067,228
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH			7,086,176
CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
At beginning of the year	$ 7,618,405	$ 532,229	532,229
At end of the year			7,618,405	$ 532,229
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES:
Cash paid during the year for interest
Right of use asset acquired in exchange for finance lease liabilities			43,975
Acquisition of right of use assets in exchange for operating lease liabilities			754,960
Conversion of convertible promissory notes and warrants issued			$ 1,137,939